Financial instruments and risk management - Maturities of of Other Financial Liabilities (Details) - Liquidity risk $ in Thousands	Oct. 31, 2025 CAD ($)
Maturities of financial liabilities
Total	$ 213,664
Accounts payable and accrued liabilities
Maturities of financial liabilities
Total	47,251
Income tax payable
Maturities of financial liabilities
Total	7,189
Undiscounted lease obligations
Maturities of financial liabilities
Total	65,128
Notes payable
Maturities of financial liabilities
Total	20,258
Interest bearing loans and borrowings
Maturities of financial liabilities
Total	16,189
Secured debentures
Maturities of financial liabilities
Total	21,900
Convertible debt
Maturities of financial liabilities
Total	35,749
2026
Maturities of financial liabilities
Total	88,492
2026 | Accounts payable and accrued liabilities
Maturities of financial liabilities
Total	47,251
2026 | Income tax payable
Maturities of financial liabilities
Total	7,189
2026 | Undiscounted lease obligations
Maturities of financial liabilities
Total	13,181
2026 | Notes payable
Maturities of financial liabilities
Total	1,682
2026 | Interest bearing loans and borrowings
Maturities of financial liabilities
Total	16,189
2026 | Secured debentures
Maturities of financial liabilities
Total	1,800
2026 | Convertible debt
Maturities of financial liabilities
Total	1,200
2027-2028
Maturities of financial liabilities
Total	32,395
2027-2028 | Accounts payable and accrued liabilities
Maturities of financial liabilities
Total	0
2027-2028 | Income tax payable
Maturities of financial liabilities
Total	0
2027-2028 | Undiscounted lease obligations
Maturities of financial liabilities
Total	23,029
2027-2028 | Notes payable
Maturities of financial liabilities
Total	3,366
2027-2028 | Interest bearing loans and borrowings
Maturities of financial liabilities
Total	0
2027-2028 | Secured debentures
Maturities of financial liabilities
Total	3,600
2027-2028 | Convertible debt
Maturities of financial liabilities
Total	2,400
2029-2030
Maturities of financial liabilities
Total	78,280
2029-2030 | Accounts payable and accrued liabilities
Maturities of financial liabilities
Total	0
2029-2030 | Income tax payable
Maturities of financial liabilities
Total	0
2029-2030 | Undiscounted lease obligations
Maturities of financial liabilities
Total	14,682
2029-2030 | Notes payable
Maturities of financial liabilities
Total	14,949
2029-2030 | Interest bearing loans and borrowings
Maturities of financial liabilities
Total	0
2029-2030 | Secured debentures
Maturities of financial liabilities
Total	16,500
2029-2030 | Convertible debt
Maturities of financial liabilities
Total	32,149
2031 and beyond
Maturities of financial liabilities
Total	14,497
2031 and beyond | Accounts payable and accrued liabilities
Maturities of financial liabilities
Total	0
2031 and beyond | Income tax payable
Maturities of financial liabilities
Total	0
2031 and beyond | Undiscounted lease obligations
Maturities of financial liabilities
Total	14,236
2031 and beyond | Notes payable
Maturities of financial liabilities
Total	261
2031 and beyond | Interest bearing loans and borrowings
Maturities of financial liabilities
Total	0
2031 and beyond | Secured debentures
Maturities of financial liabilities
Total	0
2031 and beyond | Convertible debt
Maturities of financial liabilities
Total	$ 0